Statements of Operations and Comprehensive Loss (Q1) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 04, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating expenses:
Research and development		$ 4,093	$ 7,737	$ 23,276	$ 40,179
General and administrative		4,787	6,085	19,875	24,988
Impairment of long-lived assets			2,637	6,145	5,233
Net gain on lease termination	$ (600)	(633)
Loss from operations		(8,247)	(16,459)	(49,296)	(70,400)
Other income (expense), net		688	1,054	3,774	5,633
Net loss		$ (7,559)	$ (15,405)	$ (45,522)	$ (64,767)
Per share information:
Net loss per share of common stock, basic		$ (2.36)	$ (4.87)	$ (14.35)	$ (21.04)
Net loss per share of common stock, diluted		$ (2.36)	$ (4.87)	$ (14.35)	$ (21.04)
Weighted average common shares outstanding, basic		3,205,866	3,163,914	3,172,870	3,078,665
Weighted average common shares outstanding, diluted		3,205,866	3,163,914	3,172,870	3,078,665
Comprehensive loss:
Net loss		$ (7,559)	$ (15,405)	$ (45,522)	$ (64,767)
Unrealized gain (loss) on marketable securities			(8)	(8)	51
Comprehensive loss		$ (7,559)	$ (15,413)	$ (45,530)	$ (64,716)